Goodwill And Other Intangible Assets (Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Retailer Relationships [Member]	Dec. 31, 2011 Retailer Relationships [Member]	Dec. 31, 2012 Retailer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Retailer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]	Dec. 31, 2012 Other [Member] Maximum [Member]	Dec. 31, 2012 Other [Member] Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period, years					10 years	5 years			40 years	1 year
Intangible assets, gross			$ 53,344	$ 13,344			$ 9,404	$ 1,890
Intangible assets, accumulated amortization			(11,518)	(7,062)			(2,261)	(1,339)
Intangible assets, net	$ 48,969	$ 6,833	$ 41,826	$ 6,282			$ 7,143	$ 551